Note 2 - Significant Accounting Policies and Methods of Application (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended															4 Months Ended	12 Months Ended							12 Months Ended					3 Months Ended	12 Months Ended								1 Months Ended							3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended						4 Months Ended	12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2014	Dec. 31, 2013 Included in Operating Expenses [Member]	Dec. 31, 2012 Included in Operating Expenses [Member]	Dec. 31, 2011 Included in Operating Expenses [Member]	Dec. 31, 2013 Storage Facilities [Member] Asset Retirement Obligation Costs [Member]	Dec. 31, 2012 Storage Facilities [Member] Asset Retirement Obligation Costs [Member]	Dec. 31, 2013 Net of Tax [Member] Sawgrass Storage [Member]	Dec. 31, 2013 Net of Tax [Member] Compass Energy [Member]	Dec. 31, 2013 Wholesale Services [Member]	Dec. 31, 2012 Wholesale Services [Member]	Dec. 31, 2011 Wholesale Services [Member]	Dec. 31, 2013 Midstream Operations [Member] Goodwill [Member]	Dec. 31, 2013 Midstream Operations [Member]	Dec. 31, 2012 Midstream Operations [Member]	Dec. 31, 2011 Midstream Operations [Member]	Jan. 31, 2013 Customer Relationships [Member] NiSource Inc. [Member]	Jun. 30, 2013 Customer Relationships [Member]	Jun. 30, 2013 Customer Relationships [Member] Minimum [Member]	Jun. 30, 2013 Customer Relationships [Member] Maximum [Member]	Jan. 31, 2013 Trade Names [Member] NiSource Inc. [Member]	Dec. 31, 2013 Other Current Assets [Member]	Dec. 31, 2012 Other Current Assets [Member]	Dec. 31, 2013 Sawgrass Storage [Member]	Dec. 31, 2013 Sawgrass Storage [Member]	Dec. 09, 2011 Nicor Gas [Member]	Dec. 31, 2012 Nicor Gas [Member]	Dec. 31, 2011 Nicor Gas [Member]	Jan. 31, 2013 NiSource Inc. [Member]	Dec. 31, 2013 Compass Energy [Member]	Dec. 31, 2013 Tropical Shipping [Member]	Dec. 31, 2012 Tropical Shipping [Member]	Dec. 31, 2013 Atlanta Gas Light [Member]		Dec. 31, 2012 Atlanta Gas Light [Member]		Dec. 31, 2011 Atlanta Gas Light [Member]		Dec. 31, 2013 Nicor Gas [Member]	Dec. 31, 2013 Nicor Gas [Member]		Dec. 31, 2012 Nicor Gas [Member]		Dec. 31, 2011 Nicor Gas [Member]		Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Note 2 - Significant Accounting Policies and Methods of Application (Details) [Line Items]
Investments and Cash																																																				$ 24,000,000	$ 23,000,000
Customer Deposits, Current	136,000,000					143,000,000										136,000,000	136,000,000		143,000,000												8,000,000
Concentration Risk, Number of Customers																																																						12
LIFO Inventory Amount																																																												168,000,000	168,000,000
Inventory, Net	658,000,000					699,000,000										658,000,000	658,000,000		699,000,000																																									402,000,000	402,000,000
Excess of Replacement or Current Costs over Stated LIFO Value																																																												234,000,000	234,000,000
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service																																																						2.60%	[1]	2.60%	[1]	2.60%	[1]	3.07%	3.10%	[2],[3]	4.10%	[2],[3]	4.10%	[2],[3]
Reduction in Depreciation Expense																19,000,000
Regulatory Liability, Noncurrent	1,518,000,000					1,477,000,000										1,518,000,000	1,518,000,000		1,477,000,000								3,000,000	3,000,000
Percent Goodwill Exceeds Carrying Value																																			5.00%																																20.00%	500.00%
Goodwill	1,827,000,000	[4]				1,776,000,000	[4]				1,736,000,000	[4]				1,827,000,000 [4]	1,827,000,000	[4]	1,776,000,000	[4]	1,736,000,000	[4]											2,000,000		14,000,000	14,000,000	16,000,000											1,423,000,000		51,000,000
Fair Value Inputs, Long-term Revenue Growth Rate																																		2.50%
Fair Value Inputs, Discount Rate																																		7.00%
Equity Method Investment, Other than Temporary Impairment																													5,000,000																8,000,000	8,000,000
Increase (Decrease) in Intangible Assets, Current																	91,000,000
Amortization of Intangible Assets																	13,000,000		7,000,000		0
Deferred Tax Assets, Net of Valuation Allowance, Current																																											43,000,000	4,000,000
Deferred Tax Assets, Valuation Allowance, Current	8,000,000															8,000,000	8,000,000
Undistributed Earnings of Foreign Subsidiaries	80,000,000					80,000,000										80,000,000	80,000,000		80,000,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	31,000,000															31,000,000	31,000,000						55,000,000
Excise Taxes Collected																	112,000,000		86,000,000		9,000,000			110,000,000	85,000,000	9,000,000
Stock Issued During Period, Shares, Acquisitions (in Shares)																																																	38.2
Service Plans Acquired																																																		500,000
Payments to Acquire Businesses, Gross																																																		122,000,000
Finite-lived Intangible Assets Acquired																																						46,000,000				16,000,000
Finite-Lived Intangible Asset, Useful Life																																						14 years		14 years	16 years	10 years
Customer Relationships Acquired																																							33,000
Finite-Lived Customer Relationships, Gross																																							32,000,000
Business Combination, Consideration Transferred																																															2,500,000,000
Revenues	1,228,000,000		586,000,000	816,000,000	1,622,000,000	1,123,000,000		531,000,000	606,000,000	1,320,000,000	771,000,000		295,000,000	375,000,000	878,000,000		4,252,000,000		3,580,000,000		2,319,000,000										58,000,000	88,000,000	98,000,000		74,000,000	78,000,000	70,000,000											2,063,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																	331,000,000		286,000,000		186,000,000																											70,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment																																																3,192,000,000		12,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill																																																103,000,000
Proceeds from Sales of Business, Affiliate and Productive Assets																	12,000,000																																		12,000,000
Gain (Loss) on Disposition of Business																	11,000,000													5,000,000	11,000,000																				11,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																																																			8,000,000
Business Combination, Contingent Consideration, Asset																																																			3,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low																																																			$ 5,000,000
Business Combination Contingent Consideration Arrangements Earn Out Period																																																			5 years

[1]	Average composite straight-line depreciation rates for depreciable property, excluding transportation equipment, which may be depreciated in excess of useful life and recovered in rates.
[2]	Composite straight-line depreciation rates.
[3]	On October 23, 2013, the Illinois Commission approved a composite depreciation rate of 3.07%. The depreciation rate was effective as of August 30, 2013, the date the depreciation study was filed, and had the effect of reducing our 2013 depreciation expense by $19 million.
[4]	Excludes goodwill at Tropical Shipping now classified as held for sale. See Note 15 for additional information.